Net Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	4,763	0	0
Unvested restricted stock and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	3,819	0	0
Shares committed under ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	64	0	0
Unvested equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	0	6,399	10,038